Property, plant and equipment (Details) - BRL (R$) R$ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cost	R$ 877,251	R$ 859,502
Accumulated depreciation	(392,939)	(384,943)
Net	R$ 484,312	R$ 474,559	R$ 364,870	R$ 338,939
Depreciation average rate	9.60%	9.70%
Land [member]
IfrsStatementLineItems [Line Items]
Cost	R$ 94,228	R$ 94,228
Accumulated depreciation
Net	R$ 94,228	R$ 94,228	94,228	94,228
Depreciation average rate	(0.00%)	(0.00%)
Buildings [member]
IfrsStatementLineItems [Line Items]
Cost	R$ 126,959	R$ 125,672
Accumulated depreciation	(45,197)	(44,726)
Net	R$ 81,762	R$ 80,946	48,624	47,968
Depreciation average rate	2.20%	2.20%
Office equipment [member]
IfrsStatementLineItems [Line Items]
Cost	R$ 452,917	R$ 443,380
Accumulated depreciation	(318,950)	(313,193)
Net	R$ 133,967	R$ 130,187	131,355	120,865
Depreciation average rate	14.10%	14.20%
Transport Equipments [Member]
IfrsStatementLineItems [Line Items]
Cost	R$ 14,904	R$ 14,625
Accumulated depreciation	(10,810)	(10,384)
Net	R$ 4,094	R$ 4,241	4,405	2,495
Depreciation average rate	9.90%	9.90%
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Cost	R$ 41,123	R$ 41,049
Accumulated depreciation	(16,328)	(15,876)
Net	R$ 24,795	R$ 25,173	26,383	23,496
Depreciation average rate	6.70%	6.80%
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Cost	R$ 147,120	R$ 140,548
Accumulated depreciation	(1,654)	(764)
Net	R$ 145,466	R$ 139,784	R$ 59,875	R$ 49,887
Depreciation average rate	6.50%	6.50%